10. SEGMENT INFORMATION (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
SEGMENT INFORMATION
Identifiable Assets	$ 61,662,485	$ 79,690,498
USA
SEGMENT INFORMATION
Identifiable Assets	38,323,231	46,949,474
Canada
SEGMENT INFORMATION
Identifiable Assets	22,501,015	31,274,058
Other
SEGMENT INFORMATION
Identifiable Assets	$ 838,239	$ 1,466,966